Restructuring and Other - Restructuring and Other (Details) - USD ($) $ in Millions		3 Months Ended				9 Months Ended		12 Months Ended			24 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring and other			$ 40.9		$ 52.5	$ 75.8	$ 61.5	$ 132.9	$ 27.2	$ 6.3
Programming and content charges	[1]							1.5	8.1	0.0
COVID-19 related charges (benefit) included in direct operating expense	[2]							(0.9)	(8.9)	(5.2)
Total restructuring and other and other unusual charges not included in restructuring and other			45.0		52.5	88.3	61.0
Operating lease, impairment loss								12.8
Other impairments								12.8	5.9	0.0
Cash								27.5	10.8	2.8
Accelerated vesting on equity awards (see Note 13)								7.7	4.2	0.0
Total severance costs								35.2	15.0	2.8
COVID-19 related charges included in restructuring and other								0.0	0.1	1.0
Transaction and other costs								84.9	6.2	2.5
Total Restructuring and Other								132.9	27.2	6.3
Content charges included in direct operating expense	[3]							1.5	8.1	0.0
COVID-19 related charges (benefit) included in Direct operating expense	[4]							(0.9)	(8.9)	(5.2)
Charges related to Russia's invasion of Ukraine included in direct operating expense	[5]							0.0	0.0	5.9
Total restructuring and other and other unusual charges not included in restructuring and other								133.5	26.4	7.0
Unallocated rent cost included in direct operating expense			4.1		0.0	14.6	0.0
Content impairments related to exiting local production in certain international territories			7.3			7.3
Corporate and Reconciling Items
Restructuring Cost and Reserve [Line Items]
Restructuring and other			40.9		52.5	75.8	61.5
Programming and content charges			0.0		0.3	0.0	1.1
COVID-19 related charges (benefit) included in direct operating expense			0.0		0.0	(2.1)	(0.5)
Unallocated rent cost included in direct operating expense			4.1		0.0	14.6	0.0
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other			20.3		28.1	24.6	31.6
Content and other impairments
Restructuring Cost and Reserve [Line Items]
Restructuring and other			7.3		0.0	25.8	0.0
Transaction and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring and other			13.3		24.4	25.4	29.9
LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other			43.3		116.9	71.9	371.0	508.5	411.9	16.8
Total restructuring and other and other unusual charges not included in restructuring and other			47.4		116.8	83.4	370.5	507.5	407.3	56.2
Development costs, written off								12.8
Incremental compensation expense				$ 49.2
Insurance recoveries			0.0		0.1	3.1	0.7	1.2	14.1	22.1
Severance costs			$ 14.6			14.6
Content impairments related to exiting local production in certain international territories						$ 7.3
Number of positions eliminated, period percent			8.00%			8.00%
Restructuring expected cost			$ 26.1			$ 26.1
LIONS GATE ENTERTAINMENT CORP [Member] | Corporate and Reconciling Items
Restructuring Cost and Reserve [Line Items]
Restructuring and other			43.3		116.9	71.9	371.0	508.5	411.9	16.8
Programming and content charges								0.0	7.0	36.9
COVID-19 related charges (benefit) included in direct operating expense			0.0		(0.1)	(3.1)	(0.5)	(1.0)	(11.6)	(3.4)
Charges related to Russia's invasion of Ukraine included in direct operating expense								0.0	0.0	5.9
Unallocated rent cost included in direct operating expense			4.1		0.0	14.6	0.0
LIONS GATE ENTERTAINMENT CORP [Member] | Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring initiative, expected future cash outlay				80.0				80.0			$ 80.0
LIONS GATE ENTERTAINMENT CORP [Member] | Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring initiative, expected future cash outlay				$ 90.0				90.0			90.0
LIONS GATE ENTERTAINMENT CORP [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other			21.3		30.7	26.2	41.3	46.6	22.2	4.6
LIONS GATE ENTERTAINMENT CORP [Member] | COVID-19 related charges
Restructuring Cost and Reserve [Line Items]
Restructuring and other								0.0	0.1	1.1
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and related costs
Restructuring Cost and Reserve [Line Items]
Restructuring and other								84.6	4.4	11.1
Programming and content charges								0.0	7.0	36.9
LIONS GATE ENTERTAINMENT CORP [Member] | Content and other impairments
Restructuring Cost and Reserve [Line Items]
Restructuring and other			0.9		77.8	17.1	317.4	377.3	385.2	0.0
Operating lease, impairment loss									5.8
LIONS GATE ENTERTAINMENT CORP [Member] | Content and other impairments | Forecast
Restructuring Cost and Reserve [Line Items]
Restructuring and other		$ 77.4
LIONS GATE ENTERTAINMENT CORP [Member] | Content and other impairments | Media Networks
Restructuring Cost and Reserve [Line Items]
Restructuring and other			(6.4)			(8.8)		364.5	379.3		$ 743.8
LIONS GATE ENTERTAINMENT CORP [Member] | Content and other impairments | Television Production
Restructuring Cost and Reserve [Line Items]
Development costs, written off								12.8
LIONS GATE ENTERTAINMENT CORP [Member] | Content and other impairments | Media Networks
Restructuring Cost and Reserve [Line Items]
Impairment charges incurred to date			735.1			735.1
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring and other			21.1		8.4	28.6	12.3
COVID-19 related charges (benefit) included in direct operating expense					$ 16.6		$ 16.6	$ 16.6
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and other costs | Consolidated Entity
Restructuring Cost and Reserve [Line Items]
Ownership percentage, parent				51.00%	51.00%		51.00%	51.00%			51.00%
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and other costs | Media Networks
Restructuring Cost and Reserve [Line Items]
Settlement of a legal matter								$ 11.0
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and other costs (benefits), migration benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and other						7.1	$ 3.8	5.4
LIONS GATE ENTERTAINMENT CORP [Member] | Cash | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other								37.2	18.0	4.6
LIONS GATE ENTERTAINMENT CORP [Member] | Accelerated vesting on equity awards | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other								9.4	4.2	0.0
Direct operating expense
Restructuring Cost and Reserve [Line Items]
COVID-19 related charges (benefit) included in direct operating expense			0.0		$ 0.0	(2.1)	(0.5)
Direct operating expense | LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
COVID-19 related charges (benefit) included in direct operating expense			$ 0.0		$ (0.1)	$ (3.1)	$ (0.5)	(1.0)	(11.6)	(3.6)
Charges related to Russia's invasion of Ukraine included in direct operating expense								0.0	0.0	5.9
Distribution and marketing expense | LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
COVID-19 related charges (benefit) included in direct operating expense								$ 0.0	$ 0.0	$ 0.2

[1]	Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 15).
[2]	Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.
[3]	Amounts represent certain unusual content charges. In the fiscal year ended March 31, 2023, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the combined statement of operations.
[4]	Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $1.0 million, $8.4 million and $15.6 million in fiscal 2024, 2023 and 2022, respectively. In fiscal years ended March 31, 2024, 2023 and 2022, insurance recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. The Company is in the process of seeking additional insurance recovery for some of these costs. The ultimate amount of insurance recovery cannot be estimated at this time.
[5]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations.